ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 11.9%
Cable & Satellite - 0.2%
Comcast Corp. - Class A	35,917	$1,073,559

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	70,144	1,742,377
Verizon Communications, Inc.	37,971	1,546,559
		3,288,936
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	2,454	501,426
ROBLOX Corp. - Class A (a)	5,954	482,452
Take-Two Interactive Software, Inc. (a)	1,766	452,149
		1,436,027
Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A	57,032	17,851,016
Alphabet, Inc. - Class C	45,692	14,338,150
Meta Platforms, Inc. - Class A	18,106	11,951,589
		44,140,755
Movies & Entertainment - 1.5%
Netflix, Inc. (a)	41,319	3,874,070
Spotify Technology SA (a)	1,333	774,086
Walt Disney Co.	17,651	2,008,154
Warner Bros Discovery, Inc. (a)	22,980	662,284
		7,318,594
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	4,670	948,197
Total Communication Services		58,206,068

Consumer Discretionary - 10.2%
Apparel Retail - 0.5%
Ross Stores, Inc.	3,125	562,937
TJX Cos., Inc.	10,895	1,673,581
		2,236,518
Automobile Manufacturers - 2.5%
Ford Motor Co.	38,315	502,693
General Motors Co.	9,148	743,916
Tesla, Inc. (a)	24,313	10,934,042
		12,180,651
Automotive Retail - 0.3%
AutoZone, Inc. (a)	149	505,334
Carvana Co. (a)	1,114	470,130
O'Reilly Automotive, Inc. (a)	7,815	712,806
		1,688,270

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	79,949	$18,453,828
eBay, Inc.	4,476	389,860
		18,843,688
Consumer Electronics - 0.1%
Garmin Ltd.	1,658	336,325

Footwear - 0.1%
NIKE, Inc. - Class B	11,528	734,449

Home Improvement Retail - 1.0%
Home Depot, Inc.	9,769	3,361,513
Lowe's Cos., Inc.	5,501	1,326,621
		4,688,134
Homebuilding - 0.1%
DR Horton, Inc.	2,609	375,774

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	3,923	532,430
Booking Holdings, Inc.	316	1,692,284
Expedia Group, Inc.	1,149	325,523
Hilton Worldwide Holdings, Inc.	2,239	643,153
Marriott International, Inc. - Class A	2,141	664,224
		3,857,614
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	13,072	483,664
DoorDash, Inc. - Class A (a)	2,926	662,680
McDonald's Corp.	7,007	2,141,549
Starbucks Corp.	11,146	938,605
Yum! Brands, Inc.	2,520	381,226
		4,607,724
Total Consumer Discretionary		49,549,147

Consumer Staples - 4.4%
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	4,343	3,745,143
Target Corp.	4,450	434,987
Walmart, Inc.	42,400	4,723,784
		8,903,914
Food Distributors - 0.1%
Sysco Corp.	4,692	345,754

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Food Retail - 0.1%
Kroger Co.	5,936	$370,881

Household Products - 0.9%
Colgate-Palmolive Co.	7,915	625,443
Kimberly-Clark Corp.	3,252	328,094
Procter & Gamble Co.	22,928	3,285,812
		4,239,349
Personal Care Products - 0.0%(b)
Kenvue, Inc.	18,630	321,368

Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	34,539	2,414,621
Monster Beverage Corp. (a)	6,849	525,113
PepsiCo, Inc.	13,401	1,923,312
		4,863,046
Tobacco - 0.5%
Philip Morris International, Inc.	15,263	2,448,185
Total Consumer Staples		21,492,497

Energy - 3.2%
Integrated Oil & Gas - 1.7%
Chevron Corp.	18,810	2,866,832
Exxon Mobil Corp.	41,721	5,020,705
Occidental Petroleum Corp.	7,034	289,238
		8,176,775
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	9,680	440,827
SLB Ltd.	14,638	561,807
		1,002,634
Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	12,253	1,147,003
Diamondback Energy, Inc.	1,823	274,052
EOG Resources, Inc.	5,346	561,383
EQT Corp.	6,355	340,628
		2,323,066
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	2,978	484,312
Phillips 66	3,949	509,579
Valero Energy Corp.	2,979	484,952
		1,478,843
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	2,063	401,027
Kinder Morgan, Inc.	19,019	522,832

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
ONEOK, Inc.	6,169	$453,421
Targa Resources Corp.	2,082	384,129
Williams Cos., Inc.	11,936	717,473
		2,478,882
Total Energy		15,460,200

Financials - 13.0%
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	923	452,584
Ares Management Corp. - Class A	1,738	280,913
Bank of New York Mellon Corp.	6,894	800,325
Blackrock, Inc.	1,413	1,512,390
Blackstone, Inc.	6,096	939,637
KKR & Co., Inc.	5,693	725,744
		4,711,593
Consumer Finance - 0.2%
Capital One Financial Corp.	5,242	1,270,451

Diversified Banks - 3.6%
Bank of America Corp.	66,580	3,661,900
Citigroup, Inc.	15,329	1,788,741
JPMorgan Chase & Co.	26,668	8,592,963
PNC Financial Services Group, Inc.	3,840	801,523
Wells Fargo & Co.	31,375	2,924,150
		17,769,277
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	3,360	486,394

Financial Exchanges & Data - 1.1%
CME Group, Inc.	3,371	920,553
Coinbase Global, Inc. - Class A (a)	1,809	409,087
Intercontinental Exchange, Inc.	5,584	904,384
Moody's Corp.	1,479	755,547
MSCI, Inc.	714	409,643
Nasdaq, Inc.	4,913	477,200
S&P Global, Inc.	2,996	1,565,680
		5,442,094
Insurance Brokers - 0.5%
Aon PLC - Class A	2,047	722,345
Arthur J Gallagher & Co.	2,502	647,493
Marsh & McLennan Cos., Inc.	4,802	890,867
		2,260,705

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	16,738	$1,672,294
Goldman Sachs Group, Inc.	2,520	2,215,080
Morgan Stanley	10,041	1,782,579
Robinhood Markets, Inc. - Class A (a)	6,063	685,725
		6,355,678
Life & Health Insurance - 0.3%
Aflac, Inc.	5,219	575,499
MetLife, Inc.	5,434	428,960
Prudential Financial, Inc.	3,449	389,323
		1,393,782
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	13,239	6,654,583

Property & Casualty Insurance - 1.0%
Allstate Corp.	2,544	529,534
American International Group, Inc.	5,421	463,766
Arch Capital Group Ltd. (a)	3,491	334,857
Chubb Ltd.	3,581	1,117,702
Hartford Insurance Group, Inc.	2,725	375,505
Progressive Corp.	5,745	1,308,251
Travelers Cos., Inc.	2,163	627,400
		4,757,015
Regional Banks - 0.1%
Truist Financial Corp.	12,587	619,406

Transaction & Payment Processing Services - 2.4%
Block, Inc. (a)	4,840	315,035
Fidelity National Information Services, Inc.	5,081	337,683
Fiserv, Inc. (a)	5,298	355,867
Mastercard, Inc. - Class A	8,060	4,601,293
PayPal Holdings, Inc.	9,142	533,710
Visa, Inc. - Class A	16,672	5,847,037
		11,990,625
Total Financials		63,711,603

Health Care - 9.8%
Biotechnology - 2.1%
AbbVie, Inc.	17,332	3,960,189
Alnylam Pharmaceuticals, Inc. (a)	1,282	509,788
Amgen, Inc.	5,278	1,727,542
Gilead Sciences, Inc.	12,222	1,500,128
Insmed, Inc. (a)	2,057	358,000
Natera, Inc. (a)	1,287	294,839

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Regeneron Pharmaceuticals, Inc.	993	$766,467
Vertex Pharmaceuticals, Inc. (a)	2,523	1,143,827
		10,260,780
Health Care Distributors - 0.4%
Cardinal Health, Inc.	2,318	476,349
Cencora, Inc.	1,824	616,056
McKesson Corp.	1,213	995,012
		2,087,417
Health Care Equipment - 1.6%
Abbott Laboratories	16,729	2,095,976
Becton Dickinson & Co.	2,810	545,337
Boston Scientific Corp. (a)	14,503	1,382,861
Edwards Lifesciences Corp. (a)	5,711	486,863
GE HealthCare Technologies, Inc.	4,333	355,393
IDEXX Laboratories, Inc. (a)	779	527,017
Intuitive Surgical, Inc. (a)	3,454	1,956,207
ResMed, Inc.	1,427	343,721
		7,693,375
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	1,602	747,909

Health Care Services - 0.3%
Cigna Group	2,613	719,176
CVS Health Corp.	11,717	929,861
		1,649,037
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	1,508	336,631

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,773	377,322
IQVIA Holdings, Inc. (a)	1,618	364,714
Mettler-Toledo International, Inc. (a)	202	281,626
Thermo Fisher Scientific, Inc.	3,667	2,124,843
		3,148,505
Managed Health Care - 0.8%
Elevance Health, Inc.	2,177	763,147
UnitedHealth Group, Inc.	8,831	2,915,202
		3,678,349
Pharmaceuticals - 3.7%
Eli Lilly & Co.	8,351	8,974,653
Johnson & Johnson	23,614	4,886,917
Merck & Co., Inc.	24,516	2,580,554
Pfizer, Inc.	55,461	1,380,979

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Zoetis, Inc.	3,984	$501,267
		18,324,370
Total Health Care		47,926,373

Industrials - 7.4%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	654	371,426
Boeing Co. (a)	6,208	1,347,881
General Dynamics Corp.	2,344	789,131
General Electric Co.	8,486	2,613,942
Howmet Aerospace, Inc.	3,588	735,612
L3Harris Technologies, Inc.	1,831	537,527
Lockheed Martin Corp.	2,272	1,098,898
Northrop Grumman Corp.	1,399	797,724
RTX Corp.	13,157	2,412,994
TransDigm Group, Inc.	548	728,758
		11,433,893
Air Freight & Logistics - 0.3%
FedEx Corp.	2,119	612,094
United Parcel Service, Inc. - Class B	7,225	716,648
		1,328,742
Building Products - 0.2%
Trane Technologies PLC	2,180	848,456

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	291	271,588
Quanta Services, Inc.	1,236	521,666
		793,254
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	4,591	2,630,046
Cummins, Inc.	1,349	688,597
Westinghouse Air Brake Technologies Corp.	1,662	354,754
		3,673,397
Diversified Support Services - 0.2%
Cintas Corp.	3,355	630,975
Copart, Inc. (a)	8,691	340,252
		971,227
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	2,260	464,001
Eaton Corp. PLC	3,248	1,034,521
Emerson Electric Co.	4,693	622,855
Rockwell Automation, Inc.	1,102	428,755

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	3,142	$509,035
		3,059,167
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	1,985	420,681
Waste Management, Inc.	3,949	867,635
		1,288,316
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	3,962	1,019,145
Paychex, Inc.	3,163	354,826
		1,373,971
Industrial Conglomerates - 0.4%
3M Co.	5,213	834,601
Honeywell International, Inc.	6,312	1,231,408
		2,066,009
Industrial Machinery & Supplies & Components - 0.6%
Illinois Tool Works, Inc.	2,721	670,182
Ingersoll Rand, Inc.	3,894	308,483
Otis Worldwide Corp.	3,850	336,298
Parker-Hannifin Corp.	1,241	1,090,789
Xylem, Inc.	2,388	325,198
		2,730,950
Office Services & Supplies - 0.1%
HNI Corp.	15,398	647,332

Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	17,406	1,422,244

Rail Transportation - 0.5%
CSX Corp.	18,228	660,765
Norfolk Southern Corp.	2,203	636,050
Union Pacific Corp.	5,788	1,338,880
		2,635,695
Research & Consulting Services - 0.1%
Verisk Analytics, Inc.	1,366	305,560

Trading Companies & Distributors - 0.3%
Fastenal Co.	11,254	451,623
United Rentals, Inc.	530	428,940
WW Grainger, Inc.	442	446,000
		1,326,563
Total Industrials		35,904,776

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Information Technology - 36.0% (c)
Application Software - 2.8%
Adobe, Inc. (a)	3,971	$1,389,810
AppLovin Corp. - Class A (a)	2,092	1,409,631
Autodesk, Inc. (a)	2,163	640,270
Cadence Design Systems, Inc. (a)	2,336	730,187
Datadog, Inc. - Class A (a)	2,661	361,869
Fair Isaac Corp. (a)	195	329,671
Intuit, Inc.	2,675	1,771,974
Palantir Technologies, Inc. - Class A (a)	18,279	3,249,092
Roper Technologies, Inc.	1,090	485,192
Salesforce, Inc.	7,721	2,045,370
Strategy, Inc. - Class A (a)	2,232	339,152
Synopsys, Inc. (a)	1,572	738,400
Workday, Inc. - Class A (a)	2,173	466,717
		13,957,335
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	8,397	1,100,259
Cisco Systems, Inc.	35,158	2,708,221
Motorola Solutions, Inc.	1,631	625,195
		4,433,675
Electronic Components - 0.4%
Amphenol Corp. - Class A	10,176	1,375,184
Corning, Inc.	7,364	644,792
		2,019,976
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	1,427	289,952

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	2,468	561,495

Internet Services & Infrastructure - 0.2%
Cloudflare, Inc. - Class A (a)	2,475	487,946
Snowflake, Inc. - Class A (a)	2,507	549,936
		1,037,882
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	6,113	1,640,118
Cognizant Technology Solutions Corp. - Class A	4,724	392,092
International Business Machines Corp.	9,097	2,694,622
		4,726,832
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	6,633	1,704,615
KLA Corp.	1,099	1,335,373

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Lam Research Corp.	10,506	$1,798,417
		4,838,405
Semiconductors - 12.7%
Advanced Micro Devices, Inc. (a)	13,500	2,891,160
Analog Devices, Inc.	4,101	1,112,191
Broadcom, Inc.	38,716	13,399,608
Intel Corp. (a)	33,289	1,228,364
Marvell Technology, Inc.	7,367	626,048
Micron Technology, Inc.	9,180	2,620,064
NVIDIA Corp.	195,591	36,477,721
NXP Semiconductors NV	2,101	456,043
QUALCOMM, Inc.	8,984	1,536,713
Texas Instruments, Inc.	8,909	1,545,622
		61,893,534
Systems Software - 8.6%
Crowdstrike Holdings, Inc. - Class A (a)	2,032	952,520
Fortinet, Inc. (a)	5,326	422,938
Microsoft Corp.	73,185	35,393,730
Oracle Corp.	13,986	2,726,011
Palo Alto Networks, Inc. (a)	5,543	1,021,020
ServiceNow, Inc. (a)	8,540	1,308,243
		41,824,462
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	143,299	38,957,266
Dell Technologies, Inc. - Class C	2,617	329,428
Seagate Technology Holdings PLC	1,782	490,745
Western Digital Corp.	2,839	489,075
		40,266,514
Total Information Technology		175,850,062

Materials - 1.5%
Construction Materials - 0.3%
CRH PLC	6,581	821,309
Martin Marietta Materials, Inc.	589	366,747
Vulcan Materials Co.	1,297	369,930
		1,557,986
Copper - 0.1%
Freeport-McMoRan, Inc.	11,927	605,772

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	6,676	447,492

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gold - 0.2%
Newmont Corp.	10,704	$1,068,795

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	2,137	527,882
Linde PLC	4,596	1,959,688
		2,487,570
Specialty Chemicals - 0.2%
Sherwin-Williams Co.	2,263	733,280

Steel - 0.1%
Nucor Corp.	2,174	354,601
Total Materials		7,255,496

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	2,897	465,809

Utilities - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	5,209	600,650
Constellation Energy Corp.	2,609	921,681
Duke Energy Corp.	7,609	891,851
Entergy Corp.	4,374	404,289
Exelon Corp.	9,906	431,803
NextEra Energy, Inc.	20,433	1,640,361
Southern Co.	10,742	936,702
		5,827,337
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	2,808	453,015

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	3,536	351,196
Dominion Energy, Inc.	8,368	490,281
Public Service Enterprise Group, Inc.	4,894	392,988
Sempra	6,404	565,409
WEC Energy Group, Inc.	3,157	332,937
		2,132,811
Total Utilities		8,413,163
TOTAL COMMON STOCKS (Cost $302,912,930)		484,235,194

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Real Estate - 0.8%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	3,366	$520,754
Equinix, Inc.	962	737,046
		1,257,800
Health Care REITs - 0.2%
Welltower, Inc.	6,738	1,250,640

Retail REITs - 0.1%
Simon Property Group, Inc.	3,067	567,732

Self-Storage REITs - 0.1%
Public Storage	1,549	401,966

Telecom Tower REITs - 0.1%
Crown Castle, Inc.	4,271	379,564
Total Real Estate		3,857,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,012,200)		3,857,702

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)
First American Government Obligations Fund - Class X, 3.67% (d)	209,820	209,820
TOTAL MONEY MARKET FUNDS (Cost $209,820)		209,820

TOTAL INVESTMENTS - 100.0% (Cost $307,134,950)		$488,302,716
Other Assets in Excess of Liabilities - 0.0% (b)		91,973
TOTAL NET ASSETS - 100.0%		$488,394,689

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect US Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$484,235,194	$—	$—	$484,235,194
Real Estate Investment Trusts	3,857,702	—	—	3,857,702
Money Market Funds	209,820	—	—	209,820
Total Investments	$488,302,716	$—	$—	$488,302,716

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.